FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current
Restricted cash	$ 72	$ 61
Derivative assets	66	106
Total current	138	167
Non-current
Restricted cash	29	22
Derivative assets	32	78
Loans and notes receivable	79	75
Other financial assets	12	11
Total non-current	$ 152	$ 186